Related parties (Tables)	6 Months Ended
Jun. 30, 2020
Related parties
Transaction and Outstanding Balances Related to Key Management Personnel

	Outstanding balances
	June 30,	December 31,
	2020	2019
Adi Hoess	0	5
Wolfgang Fischer	0	1
Dr. Thomas Hecht	19	26
Berndt Modig	9	9
Ferdinand Verdonck	11	11
Dr. Ulrich Grau	17	21
Dr. Bernhard Ehmer	16	20
Mathieu Simon	8	9